Fees Summary	Jul. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 913,175,987.00
Previously Paid Amount	(0)
Total Fee Amount	126,109.60
Total Offset Amount	(0)
Net Fee	$ 126,109.60
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A